REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION

NOTE 12:- REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION

a.       Reportable segments:

The Chief Operating Decision Maker ("CODM") assesses the Company's business based on two operating segments: Enterprise and Service Providers. Enterprise segment includes TEM, services and solutions. Service Providers segment includes billing and MVNO services and solutions. These two segments also comprise the Company's reporting units. The CODM uses adjusted net income before interest, tax, depreciation and amortization, capital gain and stock based compensation ("adjusted EBITDA"), to assess performance, measure liquidity and make decisions. Adjusted EBITDA is a non-GAAP unaudited measure of profit and loss.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

Asset information, by reportable segment, is not reviewed by the CODM, therefore segment asset disclosure is not included.

The following tables present the financial information for the Company's reportable segments.

	Year ended December 31,
	2012	2013	2014

Enterprise:
Revenue	$9,041	$7,817	$6,601
Adjusted EBITDA (unaudited)	$1,701	$1,231	$512

Service providers:
Revenue	$4,085	$4,655	$465
Adjusted EBITDA (unaudited)	$778	$899	$(1,700)

Segments total:
Revenue	$13,126	$12,472	$7,066
Adjusted EBITDA (unaudited)	$2,479	$2,130	$(1,188)

A reconciliation of total adjusted EBITDA to net income for each year is as follows:

	Year ended December 31,
	2012	2013	2014

Adjusted EBITDA (unaudited)	$2,479	$2,130	$(1,188)
Depreciation and amortization expenses	393	316	284
Stock-based compensation	44	107	69
Financial loss (income), net	(60)	(61)	95
Income tax expenses	736	435	54

Net income from continuing operations	$1,366	$1,333	$(1,690)

The total revenues from external customers are attributed to geographic areas based on the location of the customer:

	Year ended December 31,
	2012	2013	2014

United States	$10,251	$10,817	$5,642
Germany	482	252	90
Far East	443	300	300
Holland	297	216	219
Israel	917	400	440
Other	736	487	375

	$13,126	$12,472	$7,066

Revenues from a major customer accounted for 23% and $ 33% of total revenues for the years ended December 31, 2012 and 2013, respectively.

	December 31,
	2013	2014
Long-lived assets:

Israel	$1,348	$1,131
United States	2,876	2,850
Other	5	5

	$4,229	$3,986